UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Large Cap Core Plus Fund | of BlackRock Large Cap Series Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.31%	15.65%

US small cap equities (Russell 2000 Index)	25.48	25.79

International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2011

Investment Objective

BlackRock Large Cap Core Plus Fund’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31,2011,the Fund outperformed its benchmark, the Russell 1000 Index.

•

The Fund pursues long-term capital growth by taking long positions (i.e., purchasing the security outright) primarily in large cap companies identified as attractive, and short positions (i.e., selling a security that it has borrowed) in such securities identified as overvalued or poised for underperformance.

What factors influenced performance?

•

Overall, the long segment of the portfolio contributed positively to the Fund’s performance for the period, while the short segment slightly detracted. Long positions in the consumer discretionary, information technology (“IT”) and health care sectors were the largest contributors to performance.

•

Specialty retail topped the list of industry leaders in consumer discretionary as a better-than-expected 2010 holiday shopping season resulted in strong gains for the Fund’s holdings, particularly among apparel and apparel-related names. The media industry was another standout performer due to strong advertising trends. Consumer-related businesses continued to increase spending on advertising as their focus turned from cost reduction to revenue growth amid a slow-growth consumer environment. Additionally, a surge in competing media distribution platforms drove stronger demand for premium content, resulting in greater pricing power among select content providers. The Fund’s exposure to the automotive retail industry proved advantageous as well.

•

Within IT, strong stock selection drove outperformance. The Fund retained its large exposure to the personal computer (“PC”) supply chain following a difficult third quarter in 2010 and, subsequently, benefited as names recovered on stabilization in consumer demand and richer product configurations from healthy enterprise demand. In addition, the Fund significantly increased its allocation to semiconductor-related stocks in order to capitalize on secular trends in technology (e.g., smartphones, tablets and wireless communications). The Fund accumulated its select semiconductor holdings at reasonable valuations and was rewarded in kind as those names strongly outperformed. Lastly, an underweight and stock selection in the struggling communications equipment industry was beneficial.

•

In health care, performance was strongest in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in higher earnings expectations for managed care organizations — a segment in which the Fund was overweight. Favorable selection among pharmaceutical names also had a positive impact. More broadly, receding concerns about health care reform legislation and increased merger & acquisition activity provided an additional boost to the sector.

•	Short positions in consumer discretionary, health care and utilities also generated positive performance.

•

Conversely, long positions in the utilities and financials sectors were the largest detractors from performance. An overweight in utilities had a negative impact as rising interest rates near the end of 2010 prompted a broad rotation out of the sector. Additionally, the sector’s defensive nature hurt in a generally rising market. In financials, the benefit of maintaining an overall sector underweight was offset by negative stock selection in the insurance industry, where a competitive underwriting environment pressured profitability for names in the group. The Fund’s bank holdings hampered results as well.

•	Detracting from Fund returns on the short side of the portfolio were positions in energy and materials.

Describe recent portfolio activity.

•

On the long side of the portfolio, we considerably increased the Fund’s weightings in the IT and health care sectors, while we significantly reduced exposure to consumer discretionary, and decreased the Fund’s weightings in industrials and financials as well.

Describe Fund positioning at period end.

•

At period end, the largest sector overweights relative to the benchmark (net of short positions) were in IT and health care, while the most notable underweights were in financials and industrials. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests by establishing long and short positions in a diversified portfolio of equity securities issued primarily by large cap companies located in the United States.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[5]

		1 Year		Since Inception[6]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	24.31%	21.27%	N/A	0.38%	N/A
Investor A	24.09	20.74	14.40%	0.08	(1.55)%
Investor C	23.66	19.98	18.98	(0.64)	(0.64)

Russell 1000 Index	18.13	16.69	N/A	0.01	N/A

[5]

Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 19, 2007.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The investment advisor is under no obligation to continue to waive and/or reimburse the Fund’s expenses.

6	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,243.10	$ 9.40	$1,000.00	$1,016.52	$8.45	1.68%
Investor A	$1,000.00	$1,240.90	$11.06	$1,000.00	$1,015.03	$9.95	1.98%
Investor C	$1,000.00	$1,236.60	$15.00	$1,000.00	$1,011.49	$13.49	2.69%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	7

Portfolio Information

As of March 31, 2011

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	2%
Philip Morris International, Inc.	2
Intel Corp.	1
Comcast Corp., Class A	1
Apple, Inc.	1
UnitedHealth Group, Inc.	1
Eli Lilly & Co.	1
Amgen, Inc.	1
Bristol-Myers Squibb Co.	1
Corning, Inc.	1

Sector Allocation	Percent of Long-Term Investments

Information Technology	28%
Health Care	18
Consumer Discretionary	11
Energy	10
Financials	7
Industrials	6
Utilities	6
Consumer Staples	5
Materials	5
Telecommunication Services	4

Ten Largest Investments Sold Short	Percent of Investments Sold Short

Priceline.com, Inc.	1%
Praxair, Inc.	1
Salesforce.com, Inc.	1
Apache Corp.	1
Phillips-Van Heusen Corp.	1
Green Mountain Coffee Roasters, Inc.	1
Nike, Inc., Class B	1
Kellogg Co.	1
Consol Energy, Inc.	1
Hasbro, Inc.	1

Sector Allocation	Percent of Investments Sold Short

Consumer Discretionary	21%
Information Technology	13
Financials	13
Industrials	11
Health Care	11
Energy	8
Materials	8
Consumer Staples	8
Utilities	5
Telecommunication Services	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

8	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 13.9%
Auto Components — 2.4%
Federal-Mogul Corp., Class A (a)	5,500	$136,950
TRW Automotive Holdings Corp. (a)	2,700	148,716

		285,666

Diversified Consumer Services — 0.3%
ITT Educational Services, Inc. (a)	500	36,075

Media — 6.0%
CBS Corp., Class B	6,300	157,752
Comcast Corp., Class A	8,800	217,536
DIRECTV, Class A (a)	3,700	173,160
Interpublic Group of Cos., Inc.	13,000	163,410

		711,858

Multiline Retail — 1.0%
Macy’s, Inc.	5,000	121,300

Specialty Retail — 4.2%
Foot Locker, Inc.	8,000	157,760
Limited Brands, Inc.	4,900	161,112
PetSmart, Inc.	600	24,570
Williams-Sonoma, Inc.	3,800	153,900

		497,342

Total Consumer Discretionary		1,652,241

Consumer Staples — 6.7%
Beverages — 2.6%
Constellation Brands, Inc., Class A (a)	8,000	162,240
Dr. Pepper Snapple Group, Inc.	4,100	152,356

		314,596

Food & Staples Retailing — 1.4%
The Kroger Co.	7,100	170,187

Household Products — 0.5%
The Procter & Gamble Co.	900	55,440

Tobacco — 2.2%
Philip Morris International, Inc.	3,900	255,957

Total Consumer Staples		796,180

Energy — 13.4%
Energy Equipment & Services — 2.3%
Exterran Holdings, Inc. (a)	4,700	111,531
McDermott International, Inc. (a)	6,400	162,496

		274,027

Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	800	85,944
ConocoPhillips	900	71,874
Exxon Mobil Corp.	3,900	328,107
Frontier Oil Corp.	5,400	158,328
Marathon Oil Corp.	3,300	175,923
Murphy Oil Corp.	2,300	168,866
Sunoco, Inc.	3,500	159,565
Valero Energy Corp.	5,700	169,974

		1,318,581

Total Energy		1,592,608

Common Stocks	Shares	Value

Financials — 9.7%
Capital Markets — 1.3%
Raymond James Financial, Inc.	4,200	$160,608

Commercial Banks — 0.2%
Wells Fargo & Co.	800	25,360

Consumer Finance — 1.4%
Discover Financial Services, Inc.	6,800	164,016

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	1,100	50,710
The NASDAQ Stock Market, Inc. (a)	5,800	149,872

		200,582

Insurance — 5.1%
American Financial Group, Inc.	4,500	157,590
Assurant, Inc.	3,100	119,381
Berkshire Hathaway, Inc. (a)	200	16,726
MBIA, Inc. (a)	15,300	153,612
Protective Life Corp.	5,800	153,990

		601,299

Total Financials		1,151,865

Health Care — 22.9%
Biotechnology — 5.8%
Amgen, Inc. (a)	3,600	192,420
Biogen Idec, Inc. (a)	2,400	176,136
Cephalon, Inc. (a)	2,100	159,138
Myriad Genetics, Inc. (a)	7,900	159,185

		686,879

Health Care Equipment & Supplies — 0.7%
Hill-Rom Holdings, Inc.	2,200	83,556

Health Care Providers & Services — 8.2%
Aetna, Inc.	4,000	149,720
AmerisourceBergen Corp.	3,900	154,284
Cardinal Health, Inc.	3,500	143,955
Coventry Health Care, Inc. (a)	5,000	159,450
Health Management Associates, Inc., Class A (a)	14,600	159,140
UnitedHealth Group, Inc.	4,600	207,920

		974,469

Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc. (a)	2,100	94,038
Illumina, Inc. (a)	1,900	133,133
Pharmaceutical Product Development, Inc.	4,700	130,237

		357,408

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	7,200	190,296
Eli Lilly & Co.	5,500	193,435
Forest Laboratories, Inc. (a)	5,100	164,730
Johnson & Johnson	600	35,550
Pfizer, Inc.	1,500	30,465

		614,476

Total Health Care		2,716,788

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 8.2%
Airlines — 1.0%
Southwest Airlines Co.	9,600	$121,248

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	400	16,784
Waste Connections, Inc.	1,900	54,701

		71,485

Construction & Engineering — 2.7%
Chicago Bridge & Iron Co. NV	3,900	158,574
KBR, Inc.	4,100	154,857

		313,431

Industrial Conglomerates — 0.7%
General Electric Co.	4,300	86,215

Machinery — 3.2%
AGCO Corp. (a)	2,100	115,437
Manitowoc Co.	4,700	102,836
Timken Co.	3,000	156,900

		375,173

Total Industrials		967,552

Information Technology — 36.2%
Communications Equipment — 2.8%
EchoStar Holding Corp. (a)	4,200	158,970
Motorola Solutions Inc. (a)	3,800	169,822

		328,792

Computers & Peripherals — 7.0%
Apple, Inc. (a)	600	209,070
Dell, Inc. (a)	12,500	181,375
Lexmark International, Inc., Class A (a)	3,800	140,752
Seagate Technology (a)	11,200	161,280
Western Digital Corp. (a)	3,700	137,973

		830,450

Electronic Equipment, Instruments & Components — 3.1%
Corning, Inc.	9,200	189,796
Ingram Micro, Inc., Class A (a)	1,000	21,030
Vishay Intertechnology, Inc. (a)	8,800	156,112

		366,938

IT Services — 2.5%
Convergys Corp. (a)	9,300	133,548
International Business Machines Corp.	500	81,535
The Western Union Co.	4,300	89,311

		304,394

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	100	58,621

Semiconductors & Semiconductor Equipment — 16.8%
Altera Corp.	3,900	171,678
Analog Devices, Inc.	800	31,504
Applied Materials, Inc.	11,300	176,506
Atmel Corp. (a)	12,400	169,012
Cypress Semiconductor Corp. (a)	5,700	110,466
Fairchild Semiconductor International, Inc. (a)	8,600	156,520
Intel Corp.	11,100	223,887
Lam Research Corp. (a)	500	28,330
MEMC Electronic Materials, Inc. (a)	12,200	158,112

Common Stocks	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor
Equipment (concluded)
National Semiconductor Corp.	10,900	$156,306
Novellus Systems, Inc. (a)	4,300	159,659
ON Semiconductor Corp. (a)	12,700	125,349
Teradyne, Inc. (a)	8,800	156,728
Texas Instruments, Inc.	4,900	169,344

		1,993,401

Software — 3.5%
Activision Blizzard, Inc.	9,900	108,603
CA, Inc.	5,500	132,990
Microsoft Corp.	2,900	73,544
Symantec Corp. (a)	5,600	103,824

		418,961

Total Information Technology		4,301,557

Materials — 6.1%
Containers & Packaging — 2.5%
Ball Corp.	3,900	139,815
Sealed Air Corp.	6,000	159,960

		299,775

Metals & Mining — 1.8%
Alcoa, Inc.	9,900	174,735
Cliffs Natural Resources, Inc.	400	39,312

		214,047

Paper & Forest Products — 1.8%
International Paper Co.	1,700	51,306
MeadWestvaco Corp.	5,300	160,749

		212,055

Total Materials		725,877

Telecommunication Services — 5.6%
Diversified Telecommunication Services — 1.8%
AT&T Inc.	1,600	48,960
Qwest Communications International, Inc.	24,100	164,603

		213,563

Wireless Telecommunication Services — 3.8%
MetroPCS Communications, Inc. (a)	10,000	162,400
Sprint Nextel Corp. (a)	37,200	172,608
Telephone & Data Systems, Inc.	3,500	117,950

		452,958

Total Telecommunication Services		666,521

See Notes to Financial Statements.

10	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Utilities — 7.2%
Electric Utilities — 1.2%
NV Energy, Inc.	9,500	$141,455

Gas Utilities — 1.0%
Atmos Energy Corp.	3,300	112,530

Independent Power Producers & Energy Traders — 2.7%
The AES Corp. (a)	12,600	163,800
NRG Energy, Inc. (a)	7,400	159,396

		323,196

Multi-Utilities — 2.3%
Ameren Corp.	5,000	140,350
NiSource, Inc.	6,900	132,342

		272,692

Total Utilities		849,873

Total Investments Before Investments Sold Short (Cost — $13,115,993*) — 129.9%		15,421,062

Investments Sold Short

Consumer Discretionary — (6.3)%
Auto Components — (0.3)%
Johnson Controls, Inc.	800	(33,256)

Automobiles — (0.3)%
Thor Industries, Inc.	1,100	(36,707)

Hotels, Restaurants & Leisure — (1.4)%
Bally Technologies, Inc.	700	(26,495)
Carnival Corp.	500	(19,180)
International Speedway Corp., Class A	1,000	(29,800)
MGM Resorts International	1,700	(22,355)
Marriott International, Inc., Class A	800	(28,464)
WMS Industries, Inc.	1,000	(35,350)

		(161,644)

Household Durables — (0.6)%
Lennar Corp., Class A	800	(14,496)
MDC Holdings, Inc.	1,000	(25,350)
Stanley Black & Decker, Inc.	400	(30,640)

		(70,486)

Internet & Catalog Retail — (0.7)%
Amazon.Com, Inc.	200	(36,026)
Priceline.com, Inc.	100	(50,644)

		(86,670)

Leisure Equipment & Products — (0.3)%
Hasbro, Inc.	800	(37,472)

Media — (1.5)%
Central European Media Enterprises Ltd., Class A	1,500	(31,650)
Discovery Communications, Inc., Class A	900	(35,910)
DreamWorks Animation SKG, Inc., Class A	1,300	(36,309)
Scripps Networks Interactive	700	(35,063)
Thomson Reuters Corp.	900	(35,316)

		(174,248)

Investments Sold Short	Shares	Value

Consumer Discretionary (concluded)
Multiline Retail — (0.3)%
Sears Holdings Corp.	400	$(33,060)

Textiles, Apparel & Luxury Goods — (0.9)%
Hanesbrands, Inc.	1,300	(35,152)
Nike, Inc., Class B	500	(37,850)
Phillips-Van Heusen Corp.	600	(39,018)

		(112,020)

Total Consumer Discretionary		(745,563)

Consumer Staples — (2.3)%
Beverages — (0.3)%
PepsiCo, Inc.	500	(32,205)

Food & Staples Retailing — (0.3)%
SYSCO Corp.	1,300	(36,010)

Food Products — (1.7)%
Archer-Daniels-Midland Co.	700	(25,207)
Bunge Ltd.	500	(36,165)
Campbell Soup Co.	900	(29,799)
General Mills, Inc.	1,000	(36,550)
Green Mountain Coffee Roasters, Inc.	600	(38,766)
Kellogg Co.	700	(37,786)

		(204,273)

Personal Products — 0.0%
Avon Products, Inc.	200	(5,408)

Total Consumer Staples		(277,896)

Energy — (2.5)%
Energy Equipment & Services — (0.5)%
Baker Hughes, Inc.	400	(29,372)
Pride International, Inc.	100	(4,295)
Schlumberger Ltd.	300	(27,978)

		(61,645)

Oil, Gas & Consumable Fuels — (2.0)%
Apache Corp.	300	(39,276)
Consol Energy, Inc.	700	(37,541)
EOG Resources, Inc.	300	(35,553)
Massey Energy Co.	500	(34,180)
PetroHawk Energy Corp.	1,200	(29,448)
Southwestern Energy Co.	800	(34,376)
Ultra Petroleum Corp.	600	(29,550)

		(239,924)

Total Energy		(301,569)

Financials — (3.9)%
Capital Markets — (0.8)%
Affiliated Managers Group, Inc.	300	(32,811)
Greenhill & Co., Inc.	400	(26,316)
Northern Trust Corp.	700	(35,525)

		(94,652)

Commercial Banks — (1.1)%
Bank of Hawaii Corp.	200	(9,564)
BB&T Corp.	1,300	(35,685)
Comerica, Inc.	700	(25,704)
Commerce Bancshares, Inc.	735	(29,723)
First Horizon National Corp.	1	(11)
U.S. Bancorp	1,100	(29,073)

		(129,760)

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Financials (concluded)
Consumer Finance — (0.3)%
American Express Co.	800	$(36,160)

Insurance — (1.4)%
Aflac, Inc.	700	(36,946)
The Allstate Corp.	1,000	(31,780)
Aon Corp.	700	(37,072)
Berkshire Hathaway, Inc.	400	(33,452)
MetLife, Inc.	600	(26,838)

		(166,088)

Thrifts & Mortgage Finance — (0.3)%
First Niagara Financial Group, Inc.	2,000	(27,160)
TFS Financial Corp.	700	(7,434)

		(34,594)

Total Financials		(461,254)

Health Care — (3.1)%
Biotechnology — (1.1)%
Celgene Corp.	600	(34,518)
Dendreon Corp.	1,000	(37,430)
Human Genome Sciences, Inc.	1,200	(32,940)
Vertex Pharmaceuticals, Inc.	700	(33,551)

		(138,439)

Health Care Equipment & Supplies — (0.9)%
Alcon, Inc.	200	(33,102)
Covidien Plc	700	(36,358)
Teleflex, Inc.	600	(34,788)

		(104,248)

Life Sciences Tools & Services — (0.3)%
Thermo Fisher Scientific, Inc.	600	(33,330)

Pharmaceuticals — (0.8)%
Allergan, Inc.	500	(35,510)
Hospira, Inc.	600	(33,120)
Watson Pharmaceuticals, Inc.	500	(28,005)

		(96,635)

Total Health Care		(372,652)

Industrials — (3.4)%
Aerospace & Defense — (0.5)%
Precision Castparts Corp.	200	(29,436)
Spirit Aerosystems Holdings, Inc., Class A	1,300	(33,371)

		(62,807)

Air Freight & Logistics — (0.8)%
C.H. Robinson Worldwide, Inc.	400	(29,652)
FedEx Corp.	300	(28,065)
United Parcel Service, Inc., Class B	500	(37,160)

		(94,877)

Building Products — (0.2)%
USG Corp.	1,700	(28,322)

Electrical Equipment — (0.1)%
Rockwell Automation, Inc.	100	(9,465)

Industrial Conglomerates — (0.3)%
Carlisle Cos., Inc.	800	(35,640)

Machinery — (0.3)%
Terex Corp.	900	(33,336)

Investments Sold Short	Shares	Value

Industrials (concluded)
Professional Services — (0.3)%
Towers Watson & Co.	600	$(33,276)

Road & Rail — (0.3)%
Con-way, Inc.	900	(35,361)

Trading Companies & Distributors — (0.6)%
Fastenal Co.	500	(32,415)
MSC Industrial Direct Co., Class A	500	(34,235)

		(66,650)

Total Industrials		(399,734)

Information Technology — (4.0)%
Communications Equipment — (0.6)%
Ciena Corp.	1,400	(36,344)
QUALCOMM, Inc.	500	(27,415)

		(63,759)

Electronic Equipment, Instruments & Components — (0.2)%
Itron, Inc.	400	(22,576)

IT Services — (1.0)%
Cognizant Technology Solutions Corp.	400	(32,560)
MasterCard, Inc., Class A	100	(25,172)
Paychex, Inc.	900	(28,224)
Visa, Inc., Class A	500	(36,810)

		(122,766)

Internet Software & Services — (0.5)%
VistaPrint NV	500	(25,950)
Yahoo! Inc.	2,100	(34,965)

		(60,915)

Semiconductors & Semiconductor Equipment — (0.9)%
Atheros Communications, Inc.	600	(26,790)
Broadcom Corp., Class A	300	(11,814)
Cree, Inc.	800	(36,928)
First Solar, Inc.	200	(32,168)

		(107,700)

Software — (0.8)%
Adobe Systems, Inc.	500	(16,580)
Citrix Systems, Inc.	500	(36,730)
Salesforce.com, Inc.	300	(40,074)

		(93,384)

Total Information Technology		(471,100)

Materials — (2.5)%
Chemicals — (0.6)%
Airgas, Inc.	500	(33,210)
Praxair, Inc.	400	(40,640)

		(73,850)

Construction Materials — (0.6)%
Eagle Materials, Inc.	1,000	(30,260)
Martin Marietta Materials, Inc.	400	(35,868)

		(66,128)

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Materials (concluded)
Metals & Mining — (1.3)%
AK Steel Holding Corp.	2,200	$(34,716)
Allegheny Technologies, Inc.	500	(33,860)
Compass Minerals International, Inc.	300	(28,059)
Nucor Corp.	700	(32,214)
United States Steel Corp.	600	(32,364)

		(161,213)

Total Materials		(301,191)

Telecommunication Services — (0.5)%
Wireless Telecommunication Services — (0.5)%
American Tower Corp., Class A	500	(25,910)
Crown Castle International Corp.	700	(29,785)

		(55,695)

Total Telecommunication Services		(55,695)

Utilities — (1.5)%
Electric Utilities — (0.3)%
The Southern Co.	900	(34,299)

Independent Power Producers & Energy Traders — (0.3)%
Ormat Technologies, Inc.	1,400	(35,462)

Multi-Utilities — (0.9)%
Dominion Resources, Inc.	800	(35,760)
PG&E Corp.	700	(30,926)
Public Service Enterprise Group, Inc.	1,100	(34,661)

		(101,347)

Total Utilities		(171,108)

Total Investments Sold Short (Proceeds — $3,277,723) — (30.0)%		(3,557,762)

Total Investments, Net of Investments Sold Short — 99.9%		11,863,300
Other Assets Less Liabilities — 0.1%		11,884

Net Assets — 100.0%		$11,875,184

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,493,041

Gross unrealized appreciation	$2,398,642
Gross unrealized depreciation	(470,621)

Net unrealized appreciation	$1,928,021

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	154,214	(154,214)	—	$58

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$15,421,062	—	—	$15,421,062
Liabilities:
Investments in securities:
Investments Sold Short[1]	(3,557,762)	—	—	(3,557,762)

Total	$11,863,300	—	—	$11,863,300

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	13

Statement of Assets and Liabilities

March 31, 2011 (Unaudited)

Assets

Investments at value (cost — $13,115,993)	$15,421,062
Cash held for securities sold short	254,472
Capital shares sold receivable	152,546
Investments sold receivable	132,017
Dividends receivable	11,329
Interest receivable	8
Prepaid expenses	2,574

Total assets	15,974,008

Liabilities

Bank overdraft	46,350
Investments sold short at value (proceeds $3,277,723)	3,557,762
Investments purchased payable	321,810
Capital shares redeemed payable	110,200
Service and distribution fees payable	4,486
Dividends on short sales payable	2,018
Investment advisory fees payable	518
Other affiliates payable	74
Officer’s and Directors’ fees payable	44
Other accrued expenses payable	55,537
Other liabilities	25

Total liabilities	4,098,824

Net Assets	$11,875,184

Net Assets Consist of

Paid-in capital	$15,662,202
Accumulated net investment loss	(5,792)
Accumulated net realized loss	(5,806,256)
Net unrealized appreciation/depreciation	2,025,030

Net Assets	$11,875,184

Net Asset Value

Institutional — Based on net assets of $3,191,487 and 321,757 shares outstanding, 400 million shares authorized, $0.10 par value	$9.92

Investor A — Based on net assets of $4,039,005 and 410,261 shares outstanding, 300 million shares authorized, $0.10 par value	$9.84

Investor C — Based on net assets of $4,644,692 and 480,297 shares outstanding, 400 million shares authorized, $0.10 par value	$9.67

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Investment Income

Dividends — unaffiliated	$118,530
Foreign taxes withheld	(29)
Dividends — affiliated	58

Total income	118,559

Expenses

Investment advisory	58,458
Service — Investor A	3,563
Service and distribution — Investor C	21,273
Transfer agent — Institutional	1,003
Transfer agent — Investor A	1,092
Transfer agent — Investor C	1,904
Printing	22,702
Registration	20,361
Professional	18,545
Custodian	7,077
Officer and Directors	1,722
Miscellaneous	7,875

Total expenses excluding dividend expense, stock loan fees and interest expense	165,575
Dividend expense	16,800
Stock loan fees	5,142
Interest expense	3,787

Total expenses	191,304
Less fees waived and/or reimbursed by advisor	(63,668)
Less transfer agent fees reimbursed — class specific	(3,285)

Total expenses after fees waived and reimbursed	124,351

Net investment loss	(5,792)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,240,410
Short sales	(207,394)

1,033,016

Net change in unrealized appreciation/depreciation on:
Investments	1,402,799
Short sales	(305,909)

1,096,890

Total realized and unrealized gain	2,129,906

Net Increase in Net Assets Resulting from Operations	$2,124,114

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income (loss)	$(5,792)	$8,859
Net realized gain	1,033,016	2,281,488
Net change in unrealized appreciation/depreciation	1,096,890	(1,569,718)

Net increase in net assets resulting from operations	2,124,114	720,629

Dividends to Shareholders From

Net investment income:
Institutional	—	(75,401)
Investor A	—	(51,768)
Investor C	—	(67,832)

Decrease in net assets resulting from dividends to shareholders	—	(195,001)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	302,087	(2,970,271)

Net Assets

Total increase (decrease) in net assets	2,426,201	(2,444,643)
Beginning of period	9,448,983	11,893,626

End of period	$11,875,184	$9,448,983

Accumulated net investment loss	$(5,792)	—

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Financial Highlights

	Institutional				Investor A

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$7.98	$7.58	$6.98	$10.00	$7.93	$7.55	$6.96	$10.00

Net investment income (loss)[2]	0.02	0.05	0.06	(0.16)	—	0.02	0.07	(0.17)
Net realized and unrealized gain (loss)	1.92	0.51	0.54	(2.86)	1.91	0.51	0.52	(2.87)

Net increase (decrease) from investment operations	1.94	0.56	0.60	(3.02)	1.91	0.53	0.59	(3.04)

Dividends from net investment income	—	(0.16)	—	—	—	(0.15)	—	—

Net asset value, end of period	$9.92	$7.98	$7.58	$6.98	$9.84	$7.93	$7.55	$6.96

Total Investment Return[3]

Based on net asset value	24.31%[4]	7.46%	8.60%[4]	(30.20)%[4]	24.09%[4]	7.02%	8.48%[4]	(30.40)%[4]

Ratios to Average Net Assets

Total expenses	3.41%[5]	4.11%	3.81%[5]	4.14%[5]	3.65%[5]	4.37%	4.14%[5]	4.18%[5]

Total expenses after fees waived and reimbursed	2.03%[5]	1.50%	1.33%[5]	3.85%[5]	2.33%[5]	1.84%	1.26%[5]	4.14%[5]

Total expenses after fees waived and reimbursed and excluding dividend expense	1.50%[5,6]	0.91%	0.85%[5]	3.23%[5]	1.80%[5,6]	1.25%	0.76%[5]	3.51%[5]

Net investment income (loss)	0.41%[5]	0.66%	1.05%[5]	(2.04)%[5]	0.10%[5]	0.30%	1.16%[5]	(2.30)%[5]

Supplemental Data

Net assets, end of period (000)	$3,191	$2,700	$3,630	$14,672	$4,039	$2,536	$2,798	$1,815

Portfolio turnover	88%	192%	193%	109%	88%	192%	193%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Excludes stock loan fees and interest expense; if these were included, the ratio would have been 1.68% for Institutional and 1.98% for Investor A.

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	17

Financial Highlights (concluded)

	Investor C

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$7.82	$7.45	$6.91	$10.00

Net investment income (loss)[2]	(0.03)	(0.03)	0.03	(0.23)

Net realized and unrealized gain (loss)	1.88	0.50	0.51	(2.86)

Net increase (decrease) from investment operations	1.85	0.47	0.54	(3.09)

Dividends from net investment income	—	(0.10)	—	—

Net asset value, end of period	$9.67	$7.82	$7.45	$6.91

Total Investment Return[3]

Based on net asset value	23.66%[4]	6.29%	7.81%[4]	(30.90)%[4]

Ratios to Average Net Assets

Total expenses	4.43%[5]	5.14%	4.88%[5]	4.46%[5]

Total expenses after fees waived and reimbursed	3.03%[5]	2.54%	1.99%[5]	4.43%[5]

Total expenses after fees waived and reimbursed and excluding dividend expense	2.50%[5,6]	1.95%	1.50%[5]	4.23%[5]

Net investment income (loss)	(0.60)%[5]	(0.40)%	0.41%[5]	(3.03)%[5]

Supplemental Data

Net assets, end of period (000)	$4,645	$4,213	$5,466	$3,804

Portfolio turnover	88%	192%	193%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Excludes stock loan fees and interest expense; if these were included, the ratio would have been 2.69%.

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Plus Fund (the “Fund”) of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends or interest received on the security sold short, which is shown as dividend or interest expense in the Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on its cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	19

Notes to Financial Statements (continued)

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., short sales), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal, state and local tax returns remains open for the periods ended October 31, 2008 and September 30, 2009 and the year ended September 30, 2010. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 1.20% of the Fund’s average daily net assets.

The Manager voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired Fund fees and expenses and certain other Fund expenses, in order to limit Fund expenses. These amounts are included in fees waived and/or reimbursed by advisor and transfer agent fees reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2011, the Manager waived or reimbursed $63,641, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations. The expense limitation as a percentage of average daily net assets are as follows: 1.50% for Institutional; 1.80% for Investor A; and 2.50% for Investor C.

20	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s investment in other affiliated investment companies, if any. For the six months ended March 31, 2011, the Manager waived $27, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund, as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended March 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $215.

For the six months ended March 31, 2011, affiliates received $32 in contingent deferred sales charges relating to transactions in Investor C Shares.

The Manager also reimbursed the Fund for transfer agent fees which are shown as transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2011, the class specific reimbursements were as follows:

Institutional	$1,003
Investor A	$378
Investor C	$1,904

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2011, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$5
Investor A	$12
Investor C	$12

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Corporation’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2011, were $11,551,448 and $11,220,740, respectively.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	21

Notes to Financial Statements (continued)

4. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the six months ended March 31, 2011.

5. Capital Loss Carryforwards:

As of September 30, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,

2016	$722,972
2017	5,739,252

Total	$6,462,224

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after September 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

As of March 31, 2011, the Fund invested a significant portion of its assets in the technology sector. Changes in economic conditions affecting the technology sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

22	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

	Shares	Amount	Shares	Amount

Institutional

Shares sold	64,516	$615,476	42,730	$330,773
Shares issued to shareholders in reinvestment of dividends	—	—	7,667	60,340

Total issued	64,516	615,476	50,397	391,113
Shares redeemed	(81,223)	(704,491)	(190,597)	(1,468,564)

Net decrease	(16,707)	$(89,015)	(140,200)	$(1,077,451)

Investor A

Shares sold	123,603	$1,164,729	26,948	$216,336
Shares issued to shareholders in reinvestment of dividends	—	—	4,942	38,745

Total issued	123,603	1,164,729	31,890	255,081
Shares redeemed	(33,160)	(299,232)	(82,768)	(637,069)

Net increase (decrease)	90,443	$865,497	(50,878)	$(381,988)

Investor C

Shares sold	42,164	$386,402	35,854	$275,611
Shares issued to shareholders in reinvestment of dividends	—	—	8,215	63,833

Total issued	42,164	386,402	44,069	339,444
Shares redeemed	(100,870)	(860,797)	(239,087)	(1,850,276)

Net decrease	(58,706)	$(474,395)	(195,018)	$(1,510,832)

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	23

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director and Chair of the Audit Committee
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Corporation.

24	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	25

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2011	27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCCP -3/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: June 3, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: June 3, 2011